PP&E - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 4,947,233
Depreciation	(998,031)	$ (1,185,795)	$ (1,348,046)
PP&E at end of year	4,330,508	4,947,233
Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	5,000,524
PP&E at end of year	4,376,511	5,000,524
PP&ES | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(6,202,401)	(5,528,567)
Incorporation by acquisition	(70,962)
Depreciation	(998,031)	(1,185,795)
Currency translation adjustments	96,544	55,436
Reclassifications	1,862
Decrease and reclassifications	325,161	456,525
PP&E at end of year	(6,847,827)	(6,202,401)	(5,528,567)
PP&ES | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	5,000,524
PP&E at end of year	4,376,511	5,000,524
Real Estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(230,858)	(195,613)
Incorporation by acquisition	(97)
Depreciation	(37,092)	(38,938)
Currency translation adjustments	4,241	3,336
Reclassifications	1,821
Decrease and reclassifications	257	357
PP&E at end of year	(261,728)	(230,858)	(195,613)
Real Estate | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	753,289
PP&E at end of year	714,227	753,289
Switching Equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(288,567)	(241,476)
Incorporation by acquisition	(2,333)
Depreciation	(50,685)	(60,854)
Currency translation adjustments	10,622	13,763
Reclassifications	(363,712)
Decrease and reclassifications	36
PP&E at end of year	(694,639)	(288,567)	(241,476)
Switching Equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	107,124
PP&E at end of year	175,247	107,124
Fixed Network and Transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(2,768,692)	(2,522,687)
Incorporation by acquisition	(57,803)
Depreciation	(426,047)	(473,867)
Currency translation adjustments	39,030	(10,853)
Reclassifications	363,712
Decrease and reclassifications	187,420	238,715
PP&E at end of year	(2,662,380)	(2,768,692)	(2,522,687)
Fixed Network and Transportation | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,936,921
PP&E at end of year	1,810,837	1,936,921
Mobile Network Access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(750,261)	(635,763)
Depreciation	(99,612)	(127,825)
Currency translation adjustments	9,657	13,240
Reclassifications	605
Decrease and reclassifications	43	87
PP&E at end of year	(839,568)	(750,261)	(635,763)
Mobile Network Access | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	346,161
PP&E at end of year	314,134	346,161
Tower and Pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(129,083)	(115,338)
Depreciation	(16,191)	(17,164)
Currency translation adjustments	2,485	3,251
Reclassifications	(59)
Decrease and reclassifications		168
PP&E at end of year	(142,848)	(129,083)	(115,338)
Tower and Pole | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	134,997
PP&E at end of year	116,092	134,997
Power Equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(242,554)	(206,930)
Depreciation	(36,281)	(39,076)
Currency translation adjustments	7,098	3,452
Reclassifications	(48)
PP&E at end of year	(271,785)	(242,554)	(206,930)
Power Equipment and Installations | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	183,543
PP&E at end of year	166,106	183,543
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(1,337,963)	(1,122,432)
Incorporation by acquisition	(1,431)
Depreciation	(196,771)	(237,158)
Currency translation adjustments	15,624	21,607
Reclassifications	(185)
Decrease and reclassifications		20
PP&E at end of year	(1,520,726)	(1,337,963)	(1,122,432)
Computer equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	448,150
PP&E at end of year	361,851	448,150
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(127,943)	(180,241)
Incorporation by acquisition	(7,725)
Depreciation	(117,593)	(170,977)
Currency translation adjustments	3,326	6,570
Decrease and reclassifications	130,372	216,705
PP&E at end of year	(119,563)	(127,943)	(180,241)
Goods lent to customers at no cost | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	186,404
PP&E at end of year	125,567	186,404
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(119,208)	(113,912)
Incorporation by acquisition	(572)
Depreciation	(4,961)	(5,980)
Currency translation adjustments	800	211
Reclassifications	1,008
Decrease and reclassifications	7,020	473
PP&E at end of year	(115,913)	(119,208)	(113,912)
Vehicles | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	32,950
PP&E at end of year	27,813	32,950
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(161,104)	(157,861)
Incorporation by acquisition	(570)
Depreciation	(5,136)	(4,619)
Currency translation adjustments	2,212	1,376
Reclassifications	(1,280)
PP&E at end of year	(165,878)	(161,104)	(157,861)
Machinery, diverse equipment and tools | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	26,691
PP&E at end of year	24,077	26,691
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(46,168)	(36,314)
Incorporation by acquisition	(431)
Depreciation	(7,662)	(9,337)
Currency translation adjustments	1,449	(517)
Decrease and reclassifications	13
PP&E at end of year	(52,799)	(46,168)	$ (36,314)
Other | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	29,608
PP&E at end of year	26,218	29,608
Construction in progress | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	347,259
PP&E at end of year	159,286	347,259
Materials | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	467,427
PP&E at end of year	$ 355,056	$ 467,427